EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on July 18, 2014 (Accession No. 0001193125-14-272904), to the summary prospectus and prospectus, each dated July 17, 2014, for Legg Mason Investment Counsel Maryland Tax-Free Income Trust, a series of Legg Mason Tax-Free Income Fund.